Debt (Related Party) (Details) - USD ($) $ / shares in Units, $ in Thousands											1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Aug. 31, 2024	Jul. 31, 2024	May 31, 2024	Feb. 29, 2024	Sep. 30, 2023	Aug. 23, 2023	Apr. 17, 2023	Jan. 20, 2025	Aug. 31, 2024	Jul. 31, 2024	May 31, 2024	Feb. 29, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2025	Jun. 26, 2025	May 31, 2025	Feb. 28, 2025	Sep. 30, 2024	Jul. 29, 2024
Debt (Related Party) [Line Items]
Principal funded										$ 4,000
Withdraw amount									$ 5,000			$ 5,000			$ 5,000
Remaining withdraw amount							$ 5,000
Addittional advances			$ 5,000
Issuance of warrants (in Shares)			500,000																	500,000							1,000,000
Common stock exercise price (in Dollars per share)			$ 2.2																	$ 3.04
Warrant and outstanding expired date			Dec. 11, 2026																	Feb. 27, 2026
Net tangible assets							7,500								7,500
Aggregate borrowing capacity										$ 4,000
Additional paid-in capital	$ 268,170		$ 266,013															$ 268,170		$ 266,013	$ 255,596
Interest expense debt																		1,100	$ 200
Amortization of debt discount																			539	100
Interest expense debt	1,000		700															1,000		700
Unamortized debt discount	$ 2,700		$ 1,300															$ 2,700		$ 1,300
Change in fair value of convertible note																					13,300
Additional withdrawn amount								$ 2,000								$ 3,000	$ 3,000
Preferred stock conversion price (in Dollars per share)	$ 11.5		$ 11.5															$ 11.5		$ 11.5
Offered financing price rate																				80.00%
Cash	$ 5,300		$ 5,500						$ 5,000									$ 5,300		$ 5,500
Warrant [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)	3,874,394		3,874,394															3,874,394		3,874,394
Additional paid-in capital				$ 500								500										$ 200		$ 200	$ 200	$ 300
Common Stock Warrants [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)			250,000																	250,000
February 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Withdraw amount							5,000
Net tangible assets							7,500								$ 7,500
Remaining withdraw amount																		$ 5,000
Addittional advances					$ 2,500	$ 2,500
Net of discount																		$ 10,200
Maturity date																		Feb. 27, 2029
Percentage of interest per annum																		8.00%
Note payable term																		2 years		2 years
Issuance of warrants (in Shares)					250,000								250,000
Common stock exercise price (in Dollars per share)	$ 1.48					$ 3.04												$ 1.24		$ 1.24
Warrant and outstanding expired date					Jul. 23, 2026	May 28, 2026
Effective interest rate			9.68%																	9.68%
February 2024 Term Loan [Member] | Warrant [Member]
Debt (Related Party) [Line Items]
Common stock exercise price (in Dollars per share)					$ 2.25
Warrant and outstanding expired date																		Feb. 27, 2026
February 2024 Term Loan [Member] | Common Stock Warrants [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)						250,000								250,000
August 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Withdraw amount																		$ 5,000
Net tangible assets	$ 7,500																	$ 7,500
Addittional advances																				$ 5,000
Percentage of interest per annum																		8.00%
Note payable term																		2 years		2 years
Loan payable	$ 9,300																	$ 9,300
Issuance of warrants (in Shares)	250,000		500,000															250,000		500,000
Common stock principal amount	$ 2,500																	$ 2,500
Common stock exercise price (in Dollars per share)																		$ 2.97
Warrant and outstanding expired date																		Aug. 27, 2026		Dec. 11, 2026
Additional paid-in capital	$ 900	$ 700	$ 500															$ 900		$ 500
Effective interest rate			10.67%																	10.67%
August 2024 Term Loan [Member] | Warrant [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)	500,000																	500,000
Common stock exercise price (in Dollars per share)																				$ 2.2
March 2025 Term Loan [Member]
Debt (Related Party) [Line Items]
Withdraw amount																		$ 5,000
Remaining withdraw amount																		5,000
Net of discount																		$ 8,400
Issuance of warrants (in Shares)	750,000																	750,000
Common stock exercise price (in Dollars per share)																		$ 1.35
Net tangible assets	$ 7,500																	$ 7,500
Aggregate borrowing capacity																							$ 5,000
March 2025 Term Loan [Member] | Warrant [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)	750,000																	750,000
2025 Term Loan [Member]
Debt (Related Party) [Line Items]
Percentage of interest per annum																		8.00%
Note payable term																		2 years
Envoy Bridge Note [Member]
Debt (Related Party) [Line Items]
Maturity date										Dec. 31, 2025
Percentage of interest per annum										4.50%
Aggregate borrowing capacity																					$ 10,000
2024 Term Loans [Member]
Debt (Related Party) [Line Items]
Principal funded																				$ 2,500
Withdraw amount				5,000
Remaining withdraw amount							2,500
Addittional advances													$ 2,500	$ 2,500
Net of discount														9,500
Maturity date															Feb. 27, 2029
Percentage of interest per annum															8.00%					8.00%
Loan payable			$ 9,200																	$ 9,200
Issuance of warrants (in Shares)			250,000																	250,000
Common stock exercise price (in Dollars per share)																				$ 2.25
Net tangible assets				7,500								7,500
Accrued interest																				$ 700
Tranches [Member]
Debt (Related Party) [Line Items]
Withdraw amount				$ 2,500
Tranches [Member] | February 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Remaining withdraw amount																		$ 2,500
Tranches [Member] | August 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Withdraw amount																		2,500
Tranches [Member] | March 2025 Term Loan [Member]
Debt (Related Party) [Line Items]
Remaining withdraw amount																		$ 2,500
Common Stock [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)			750,000																	750,000
Common Stock [Member] | Warrant [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)			375,000																	375,000
Common Stock [Member] | February 2024 Term Loan [Member] | Warrant [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)	500,000																	500,000
Common Stock [Member] | August 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)			500,000																	500,000
Common stock exercise price (in Dollars per share)																				$ 2.97
Common Stock [Member] | March 2025 Term Loan [Member]
Debt (Related Party) [Line Items]
Principal funded																		$ 2,500
Common Stock [Member] | March 2025 Term Loan [Member] | Warrant [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)	375,000																	375,000
Common Stock [Member] | Convertible Notes [Member]
Debt (Related Party) [Line Items]
Common stock conversion price (in Dollars per share)																				15.72
Interest Expense [Member]
Debt (Related Party) [Line Items]
Amortization of debt discount																		$ 200	$ 100
Envoy Bridge Note [Member]
Debt (Related Party) [Line Items]
Interest expense debt																$ 700
Common Stock [Member]
Debt (Related Party) [Line Items]
Common stock exercise price (in Dollars per share)																				1.35
Common stock conversion price (in Dollars per share)											$ 11.5
Common Stock [Member] | February 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Common stock principal amount	$ 2,500																	$ 2,500
Common Stock [Member] | Envoy Medical Corporation [Member]
Debt (Related Party) [Line Items]
Common stock conversion price (in Dollars per share)																				1
Series A Preferred Stock [Member]
Debt (Related Party) [Line Items]
Preferred stock conversion price (in Dollars per share)	$ 10		$ 3.63															$ 10		3.63
Series A Preferred Stock [Member] | Envoy Bridge Note [Member]
Debt (Related Party) [Line Items]
Preferred stock conversion price (in Dollars per share)			$ 10					$ 10								$ 10				$ 10
Minimum [Member]
Debt (Related Party) [Line Items]
Effective interest rate	9.69%																	9.69%
Minimum [Member] | February 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Principal funded							5,000
Minimum [Member] | March 2025 Term Loan [Member]
Debt (Related Party) [Line Items]
Principal funded		5,000
Minimum [Member] | 2024 Term Loans [Member]
Debt (Related Party) [Line Items]
Principal funded															$ 5,000
Maximum [Member]
Debt (Related Party) [Line Items]
Effective interest rate																			13.19%
Maximum [Member] | February 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Principal funded							$ 10,000
Maximum [Member] | August 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Principal funded												10,000
Maximum [Member] | March 2025 Term Loan [Member]
Debt (Related Party) [Line Items]
Principal funded		$ 10,000
Maximum [Member] | 2024 Term Loans [Member]
Debt (Related Party) [Line Items]
Principal funded												$ 10,000			$ 10,000
Warrant [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)			250,000																	250,000
Additional paid-in capital			$ 200		$ 200	$ 200							$ 200	$ 200						$ 200
Warrant [Member] | August 2024 Term Loan [Member]
Debt (Related Party) [Line Items]
Additional paid-in capital			$ 300																	$ 300
Warrant [Member] | Common Stock [Member]
Debt (Related Party) [Line Items]
Issuance of warrants (in Shares)			500,000																	500,000